CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (4,929,348)	$ (389,597)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-Cash Interest Expense	1,299,876	0
Uncollectible Note Receivable	40,000	0
Depreciation Expense	3,342	752
Stock Based Compensation	2,348,133	350,965
Changes in Fair Value of Derivative Liabilities	(111,268)	0
Gain on Debt Cancellation	(45,745)	(168,048)
Changes In:
Rent Deposit	0	(7,200)
Inventory	(73,039)	(2,299)
Accounts Payable	(75,258)	91,118
Accounts Payable - Related Party	0	(5,061)
Accrued Professional and Legal Expenses	(5,885)	5,885
Accrued R&D Expenses	(6,250)	6,250
Accrued Interest	33,301	5,235
Accrued Interest - Related Party	0	2,592
Net Cash Used in Operating Activities	(1,522,141)	(109,408)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Machinery & Equipment	(15,499)	(14,000)
Net Cash Provided by Investing Activities	(15,499)	(14,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Issuances of Common Stock	714,612	235,000
Proceeds from Convertible Debentures	673,284	33,334
Proceeds from Note Payable - Related Party	0	42,504
Advances to related party	0	(40,000)
Net Cash Provided by Financing Activities	1,387,896	270,838
Net (Decrease) Increase in Cash	(149,744)	147,430
Cash at Beginning of Period	152,082	4,652
Cash at End of Period	2,338	152,082
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the year for: Interest	0	0
Cash paid during the year for: Taxes	0	0
Shares to be issued and loan incurred for investment	$ 1,714,903	$ 0